Employee Benefit Plans - Summary represents the activity under the stock option plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning balance, Weighted Average Exercise Price	$ 16.67	$ 15.06	$ 13.32
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price		$ 11.85	$ 12.10
Ending balance, Weighted Average Exercise Price	$ 16.67	$ 16.67	$ 15.06
Beginning Balance, Number of Shares	20,808	31,212	81,600
Granted, Number of Shares
Exercised, Number of Shares
Forfeited, Number of Shares		(10,404)	(51,000)
Adjusted for 2% stock dividend, Number of Shares			612
Ending balance, Number of Shares	20,808	20,808	31,212